Trade and other receivables (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Loss allowance	R$ (71,699)	R$ (57,328)
Trade accounts receivable | Current
Trade and other receivables
Weighted-average loss rate	0.77%	16.15%
Trade accounts receivable | Current | Gross amount
Trade and other receivables
Carrying amount	R$ 170,653	R$ 152,675
Loss allowance	R$ (1,278)	R$ (24,651)
Trade accounts receivable | 1–30 days past due
Trade and other receivables
Weighted-average loss rate	25.00%	9.44%
Trade accounts receivable | 1–30 days past due | Gross amount
Trade and other receivables
Carrying amount	R$ 14,184	R$ 16,636
Loss allowance	R$ (3,546)	R$ (1,570)
Trade accounts receivable | More than 31 days past due
Trade and other receivables
Weighted-average loss rate	113.86%	81.38%
Trade accounts receivable | More than 31 days past due | Gross amount
Trade and other receivables
Carrying amount	R$ 58,733	R$ 38,222
Loss allowance	R$ (66,875)	R$ (31,106)